Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,424,886)	$ (876,205)	$ (2,665,869)	$ (3,040,364)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	240,323	170,682	822,318	545,549
Amortization			39,828
Gain on disposal of fixed asset	(50,000)			(8,920)
RRF loan forgiveness				(700,454)
Changes in assets and liabilities:
Accounts receivable	26,371	(94,135)	(84,110)
Inventories	(3,759)	(4,128)	(53,614)	(12,124)
Other assets	124,219	346,962	896,567	(1,252,669)
Accounts payable and accrued expenses	68,386	26,707	198,979	(33,915)
Due to related party	192,876	56,921	708,534	(148,544)
Other payables	(36,734)		1,012,591	59,785
Net cash used in operating activities	(863,204)	(373,196)	875,224	(4,591,656)
Cash flows from investing activities:
Purchases of property and equipment	(32,622)	(356,642)	(761,527)	(1,471,151)
Acquisition of LV entities			(1,800,000)
Net cash used in investing activities	(32,622)	(356,642)	(2,561,527)	(1,471,151)
Cash flows from financing activities:
Advance from line of credit				700,000
Proceeds from borrowings for acquisition of LV entities			900,000
Proceeds from borrowings	1,100,000	812,000	1,230,980	812,000
Repayments on bank notes payables	(1,431,352)	(84,130)	(433,799)	(715,892)
Repayments of convertible note	(1,200,000)
Proceeds from loan payable to financial institutions				595,400
Repayment of loan payable to financial institutions	(30,950)	(168,769)	(499,957)	(61,161)
Proceeds from sale of common shares	4,614,000	64,149	267,789	56,000
Net cash provided by financing activities	3,051,698	623,250	1,465,013	1,386,347
Net increase (decrease) in cash	2,155,872	(106,588)	(221,290)	(4,676,460)
Cash – beginning of period	1,241,036	1,462,326	1,462,326	6,138,786
Cash – end of period	3,396,908	1,355,738	1,241,036	1,462,326
Supplemental disclosures of non-cash financing activities:
Note payable to related party – acquisition of LV entities (seller carry)			600,000
Convertible notes to related party			1,200,000
Cash paid during the periods for:
Interest	341,347	104,318	443,487	218,153
Income taxes	$ 16,925		$ 34,237	$ 48,647